Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2017
Acquisitions and Dispositions [Abstract]
Assets and liabilities disposed [text block table]
in € m.	2017	2016	2015
Cash and cash equivalents	47	0	0
All remaining assets	848	14,858	443
Total assets disposed	895	14,858	443
Total liabilities disposed	814	12,250	52